Contract Liability - Schedule of Contract Revenues and Liabilities (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of revenue from contracts with customers [Abstract]
Balance, beginning of year	$ 6,730,287	$ 6,730,287		$ 6,730,287
Regional licensing agreement	0		$ 0
Revenue recognized		0		0
Balance, end of year	6,730,287	$ 6,730,287	6,730,287	$ 6,730,287
Contract liability - current	0		0
Contract liability - non-current	6,730,287		6,730,287
Contract liabilities	$ 6,730,287		$ 6,730,287